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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sander Capital Advisors, Inc.
                 -------------------------------
   Address:      4105 E. Madison St.
                 -------------------------------
                 Seattle, WA 98112
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elaine Peretti
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   206 323 8822
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Elaine Peretti                 Seattle, WA         August 23, 2002
-------------------------------    -----------------   ---------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
------------------------------------------------------------------------------------------------------------------------------------
                                                     14149Y
Cardinal Health                          Com          108      3090     43600               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     17275R
Cisco Systems                            Com          102       969     57270               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     172967
Citigroup                                Com          101      3816     77064               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     206197
Concord EFS Inc                          Com          105      3655    109925               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     313400
Federal Home Loan Mtg                    Com          301      3126     49335               Sole                                 X
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                                                     319963
First Data Corp                          Com          104      1535     17600               Sole                                 X
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                                                     369604
General Electric                         Com          103      2497     66691               Sole                                 X
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                                                     38141G
Goldman Sachs                            Com          104      1475     16350               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     458140
Intel Corp                               Com          950      2964     97475               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     478160
Johnson & Johnson                        Com          104      2909     44792               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     500255
Kohls Corp.                              Com          104      1666     23425               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     50075N
Kraft Foods                              Com          104      2943     76150               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                     55262L
MBNA CORP                                Com          100      3071     79640               Sole                                 X
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                                                     589331
Merck & Co.                              Com          107      2529     43925               Sole                                 X
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  COLUMN TOTALS                                               36245    803242
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


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------

                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
------------------------------------------------------------------------------------------------------------------------------------
                                                    594918
Microsoft Corp                          Com          104       11260   186717               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                        Unit        631100
Nasdaq 100 Index                        Ser 1        104        1009    28000               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    713448
Pepsico, Inc                             Com         108        1073    20853               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    717081
Pfizer Inc                               Com         103        4218   106156               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                        Unit        78462F
SPDR TR                                 Ser 1        103        1531    15500               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    786514
Safeway Inc.                             Com         208        4342    96450               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------
                                                    855244
Starbucks, Inc                           Com         109        4806   207800               Sole                                 X
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                                                    91324P
United Healthgroup                       Com         102        2896    37900               Sole                                 X
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                                                    931142
Walmart Stores                           Com         103        4019    65575               Sole                                 X
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                                                    939322
Washington Mutual Svg.                   Com         103        2987    90165               Sole                                 X
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                                        Unit        595635
Midcap SPDR TR                          Ser 1        103        1531    15500               Sole                                 X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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  COLUMN TOTALS                                                38141   855116
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

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0
                                                           ----------------

Form 13F Information Table Entry Total:                                  25
                                                           ----------------

Form 13F Information Table Value Total:                   $       74386.00
                                                           ----------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE